Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued Expenses and Other Current Liabilities

Note 5 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

$ in thousands	March 31, 2025	December 31, 2024
Payroll and other employee benefits	$506	$1,431
Professional fees	477	1,116
Research, development and project costs	5,053	5,616
Operating lease liabilities, current portion	974	2,550
Other accrued expenses	391	451
Total accrued expenses and other current liabilities	$7,401	$11,164

Note 8 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

$ in thousands	December 31,
	2024	2023
Payroll and other employee benefits	$1,431	$1,084
Professional fees	1,116	1,913
Research, development and project costs	5,616	3,658
Inventory in-transit	—	29
Operating lease liabilities, current portion	2,550	1,792
Other accrued expenses	451	431
Total accrued expenses and other current liabilities	$11,164	$8,907